Net Loss Per Common Share (Details Narrative)	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Sep. 30, 2014	Sep. 30, 2013
Net Loss Per Common Share Details Narrative
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	323,251	466,094	347,251	604,006